CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Revenue	$ 3,465	$ 8,225	$ 12,975	$ 30,709	$ 39,795	$ 39,761
Cost of goods sold	1,653	4,373	5,470	20,577	113,727	25,439
Gross profit	1,812	3,852	7,505	10,132	(73,932)	14,322
Operating expenses:
Research and development					0	184,315
General and administrative	36,757	62,572	138,589	139,881	189,285	196,670
Professional fees	29,609	22,613	88,604	100,953	429,625	923,175
Total operating expenses	66,366	85,185	227,193	240,834	618,910	1,304,160
Net operating loss	(64,554)	(81,333)	(219,688)	(230,702)	(692,842)	(1,289,838)
Other income (expense):
Interest expense	(56,002)	(184,624)	(101,793)	(322,323)	(415,287)	(351,502)
Gain on early extinguishment of debt					6,750	0
Change in derivative liabilities	(61,078)	(97,578)	(18,690)	655,808	702,493	(2,115,986)
Loss on joint venture					0	(6,232)
Total other income (expense)	(117,080)	(282,202)	(120,483)	333,485	293,956	(2,473,720)
Net income (loss)	$ (181,634)	$ (363,535)	$ (340,171)	$ 102,783	$ (398,886)	$ (3,763,558)
Weighted average number of common shares outstanding - basic and fully diluted					3,505,460	1,958,745
Weighted average number of common shares outstanding - basic	26,817,415	3,306,069	14,837,666	3,058,442
Weighted average number of common shares outstanding - fully diluted	26,817,415	3,306,069	14,837,666	3,070,392
Net loss per share - basic and fully diluted					$ (0.11)	$ (1.92)
Net income (loss) per share - basic	$ (0.01)	$ (0.11)	$ (0.02)	$ 0.03
Net income (loss) per share - fully diluted	$ (0.01)	$ (0.11)	$ (0.02)	$ 0.03